Selected quarterly financial results (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Sales and revenues	$ 14,402	$ 13,423	$ 14,621	$ 13,210	$ 16,075	$ 16,445	$ 17,374	$ 15,981	$ 55,656		$ 65,875		$ 60,138
Less: Revenues	(756)	(745)	(735)	(726)	(718)	(706)	(690)	(693)	(2,962)		(2,807)		(2,746)
Sales	13,646	12,678	13,886	12,484	15,357	15,739	16,684	15,288	52,694		63,068		57,392
Cost of goods sold	10,541	9,774	10,773	9,639	11,899	11,639	12,280	11,237	40,727		47,055		43,578
Gross margin	3,105	2,904	3,113	2,845	3,458	4,100	4,404	4,051
Profit	1,003	946	960	880	697	1,699	1,699	1,586	3,789	[1]	5,681	[1]	4,928	[1]
Profit (loss) per common share	$ 1.57	$ 1.48	$ 1.48	$ 1.34	$ 1.07	$ 2.60	$ 2.60	$ 2.44	$ 5.87		$ 8.71		$ 7.64
Profit (loss) per common share - diluted	$ 1.54	$ 1.45	$ 1.45	$ 1.31	$ 1.04	$ 2.54	$ 2.54	$ 2.37	$ 5.75	[2]	$ 8.48	[2]	$ 7.40	[2]
Goodwill impairment charge					$ 580				$ 0		$ 580		$ 0

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.